Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Accounts Receivable

Note 7. Accounts Receivable

	December 31,	December 31,
	2025	2024
Accounts receivable	$403,441	299,359
Less: Loss allowance	(2,500)	—
Total	$400,941	299,359

Movements of the loss allowance for accounts receivable

	2025	2024
Balance at the beginning of year	$—	—
Provision	2,500	—
Balance at the end of year	$2,500	—

As of December 31, 2025 and 2024, the Company measured the loss allowance for accounts receivable using the simplified approach under IFRS 9 Financial Instruments, under which lifetime expected credit losses are recognized. The Company’s accounts receivable mainly consisted of amounts due from the credit card companies. An allowance for expected credit losses of $2,500 was recognized for the year ended December 31, 2025. No allowance for expected credit losses was recognized for the year ended December 31, 2024 and 2023.